Allowance for Loan Losses	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Allowance for Loan Losses

6. ALLOWANCE FOR LOAN LOSSES

Changes in the allowance for loan losses were as follows:

Allowance for Loan Losses and Recorded Investment in Financing Receivables

	For the Year Ended December 31, 2014
	Commercial	Home Equity(1)	Residential Real Estate	Other(2)	Total
Allowance for loan losses:

Beginning balance	$27,828	$3,375	$2,898	$1,436	$35,537
Charge-offs	(20,056)	(4,568)	(3,124)	(3,332)	(31,080)
Recoveries	3,045	401	198	342	3,986

Net charge-offs	(17,011)	(4,167)	(2,926)	(2,990)	(27,094)
Provision for loan losses	5,017	4,030	3,541	2,215	14,803

Ending balance	$15,834	$3,238	$3,513	$661	$23,246

Ending balance: individually evaluated for impairment	$—	$—	$—	$—	$—

Ending balance: collectively evaluated for impairment	$15,834	$3,238	$3,513	$661	$23,246

Financing Receivables:
Ending balance	$1,052,932	$174,165	$276,993	$6,054	$1,510,144

Ending balance: individually evaluated for impairment	$3,584	$1,751	$4,759	$135	$10,229

Ending balance: collectively evaluated for impairment	$1,049,348	$172,414	$272,234	$5,919	$1,499,915

(1)	Amount includes both home equity lines of credit and term loans
(2)	Includes the unallocated portion of the allowance for loan losses.

	For the Year Ended December 31, 2013
	Commercial	Home Equity(1)	Residential Real Estate	Other(2)	Total
Allowance for loan losses:

Beginning balance	$33,197	$2,734	$3,333	$6,609	$45,873
Charge-offs	(21,090)	(1,646)	(409)	(878)	(24,023)
Recoveries	11,747	488	15	290	12,540

Net charge-offs	(9,343)	(1,158)	(394)	(588)	(11,483)
Provision for loan losses	3,974	1,799	(41)	(4,585)	1,147

Ending balance	$27,828	$3,375	$2,898	$1,436	$35,537

Ending balance: individually evaluated for impairment	$916	$—	$—	$17	$933

Ending balance: collectively evaluated for impairment	$26,912	$3,375	$2,898	$1,419	$34,604

Financing Receivables:
Ending balance	$1,587,567	$213,757	$305,552	$30,828	$2,137,704

Ending balance: individually evaluated for impairment	$28,772	$4,988	$2,569	$586	$36,915

Ending balance: collectively evaluated for impairment	$1,558,795	$208,769	$302,983	$30,242	$2,100,789

(1)	Amount includes both home equity lines of credit and term loans
(2)	Includes the unallocated portion of the allowance for loan losses.

	For the Year Ended December 31, 2012
	Commercial	Home Equity(1)	Residential Real Estate	Other(2)	Total
Allowance for loan losses:

Beginning balance	$34,227	$2,566	$903	$3,971	$41,667
Charge-offs	(51,265)	(2,489)	(249)	(1,610)	(55,613)
Recoveries	1,950	450	14	190	2,604

Net charge-offs	(49,315)	(2,039)	(235)	(1,420)	(53,009)
Provision for loan losses	48,285	2,207	2,665	4,058	57,215
Reserves transferred	0	0	0	0	0

Ending balance	$33,197	$2,734	$3,333	$6,609	$45,873

Ending balance: individually evaluated for impairment	$951	$—	$98	$—	$1,049

Ending balance: collectively evaluated for impairment	$32,246	$2,734	$3,235	$6,609	$44,824

Financing Receivables:
Ending balance	$1,725,567	$238,562	$273,413	$38,618	$2,276,160

Ending balance: individually evaluated for impairment	$71,443	$4,756	$5,612	$631	$82,442

Ending balance: collectively evaluated for impairment	$1,654,124	$233,806	$267,801	$37,987	$2,193,718

(1)	Amount includes both home equity lines of credit and term loans
(2)	Includes the unallocated portion of the allowance for loan losses.

Risk Characteristics

Commercial Loans. Included in this segment is commercial and industrial, commercial real estate owner occupied, commercial real estate non-owner occupied, and land and development. Many of the Company’s commercial and industrial loans have a real estate component as part of the collateral securing the loan. Commercial real estate owner occupied loans rely on the cash flow from the successful operation of the borrower’s business to make repayment. If the operating company experiences difficulties in terms of sales volume and/or profitability, the borrower’s ability to repay the loan may be impaired. Commercial real estate non-owner occupied loans rely on the payment of rent by third party tenants. The borrower’s ability to repay the loan or sell the property may be impacted by loss of tenants, lower lease rates needed to attract new tenants or the inability to sell a completed project in a timely fashion and at a profit. Commercial and industrial loans are primarily secured by assets of the business, such as accounts receivable and inventory. Due to the nature of the collateral securing these loans, the liquidation of these assets may be problematic and costly. Commercial real estate owner occupied and non-owner occupied loans are secured by the underlying properties. The local economy and real estate market affect the appraised value of these properties which may impact the ultimate repayment of these loans. Land and development loans are primarily repaid by the sale of the developed properties or by conversion to a permanent term loan. These loans are dependent upon the completion of the project on time and within budget, which may be impacted by general economic conditions. The Company requires cash collateral in an interest reserve in order to extend credit on construction projects to mitigate the credit risk.

Home Equity Loans. This segment consists of both home equity lines of credit and home equity term loans on single family residences. These loans rely on the personal income of the borrower for repayment which may be impacted by economic conditions, such as unemployment levels, interest rates and the housing market. These loans are primarily secured by second liens on properties, which serves as the secondary source of repayment. The secondary source of repayment may be impaired by the real estate market and local regulations. The Company ceased all home equity lines of credit and all home equity term loan origination activity in the second half of 2014.

Residential Real Estate Loans. Included in this segment are residential mortgages on single family residences. These loans rely on the personal income of the borrower for repayment which may be impacted by economic conditions, such as unemployment levels, interest rates and the housing market. These loans are primarily secured by liens on the underlying properties, which serves as the secondary source of repayment. The secondary source of repayment may be impaired by the real estate market and local regulations. Beginning in the third quarter of 2014, the Company ceased all origination activity for both its portfolio and for sale to the secondary market.

Other Loans. Other loans consist of personal credit lines, mobile home loans and consumer installment loans. These loans rely on the borrowers’ personal income for repayment and are either unsecured or secured by personal use assets and mobile homes. These loans may be impacted by economic conditions such as unemployment levels. The liquidation of the assets securing these loans may be difficult and costly.

The allowance for loan losses was $23.2 million, $35.5 million and $45.9 million at December 31, 2014, 2013 and 2012, respectively. The ratio of allowance for loan losses to loans held-for-investment was 1.54%, 1.66% and 2.02% at December 31, 2014, 2013 and 2012, respectively.

The provision for loan losses charged to expense is based upon historical loan loss experience, a series of qualitative factors, and an evaluation of estimated losses in the current commercial loan portfolio, including the evaluation of impaired loans under FASB ASC 310. Values assigned to the qualitative factors and those developed from historic loss experience provide a dynamic basis for the calculation of reserve factors for both pass-rated loans (general pooled allowance) and those criticized and classified loans that continue to perform.

A loan is considered to be impaired when, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan. An insignificant delay or insignificant shortfall in amount of payments does not necessarily result in a loan being identified as impaired. For this purpose, delays less than 90 days are considered to be insignificant. Impairment losses are included in the provision for loan losses in the consolidated statements of operations. Impaired loans include accruing and non-accruing TDR loans. Loans not individually reviewed are evaluated as a group using reserve factor percentages based on historical loss and recovery experience and qualitative factors. Such loans generally include consumer loans, residential real estate loans, and small business loans. In determining the appropriate level of the general pooled allowance, management makes estimates based on internal risk ratings, which take into account such factors as debt service coverage, loan-to-value ratios, management’s abilities and external factors.

The following tables present the Company’s components of impaired loans, segregated by class of loans. Commercial and consumer loans that were collectively evaluated for impairment are not included in the data that follows:

Impaired Loans
As of December 31, 2014
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Accrued Interest Income Recognized	Cash Interest Income Recognized
With no related allowance:
Commercial:
Commercial & industrial	$147	$149	$—	$161	$19	$—
Commercial & industrial, held-for-sale	28	50	—	52	—	—
CRE owner occupied	3,297	4,499	—	3,875	—	—
CRE owner occupied, held-for-sale	32	74	—	136	—	—
CRE non-owner occupied	—	—	—	—	—	—
CRE non-owner occupied, held-for-sale	229	352	—	53	—	—
Land and development	140	223	—	181	—	—
Consumer:
Residential real estate	4,852	5,587	3	4,513	—	97
Residential real estate, held-for-sale	3,478	4,984	—	1,365	—	—
Home Equity Lines of Credit	405	456	—	420	—	—
Home Equity Lines of Credit, held-for-sale	619	903	—	1,282	—	—
Home Equity Term Loans	1,347	1,863	—	1,385	—	—
Home Equity Term Loans, held-for-sale	3,266	4,743	—	3,735	—	—
Other	150	348	—	138	—	—
With an allowance recorded:
Commercial:
Commercial & industrial	$—	$—	$—	$—	$—	$—
CRE owner occupied	—	—	—	—	—	—
Consumer:
Other	—	—	—	—	—	—

Total commercial	$3,873	$5,348	$—	$4,458	$19	$97
Total consumer	$14,118	$18,884	$3	$12,836	$—	$—

Impaired Loans As of December 31, 2013
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Accrued Interest Income Recognized	Cash Interest Income Recognized
With no related allowance:
Commercial:
Commercial & industrial	$3,206	$3,281	$—	$1,884	$—	$—
CRE owner occupied	18,503	27,367	—	13,528	—	—
CRE non-owner occupied	1,969	2,251	—	66	—	—
Land and development	2,512	2,549	—	2,669	—	—
Consumer:
Residential real estate	2,569	3,135	—	1,689	—	—
Home Equity Lines of Credit	3,749	5,051	—	3,132	—	—
Home Equity Term Loans	1,238	1,456	—	918	—	—
Other	560	1,567	—	481	—	—

With an allowance recorded:
Commercial:
Commercial & industrial	423	425	423	73	—	—
CRE owner occupied	2,164	2,164	494	47	—	—
Consumer:
Other	26	27	17	16	—	—
Total commercial	$28,777	$38,037	$917	$18,267	$—	$—
Total consumer	$8,142	$11,236	$17	$6,236	$—	$—

Impaired Loans As of December 31, 2012
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Accrued Interest Income Recognized	Cash Interest Income Recognized
With no related allowance:
Commercial:
Commercial & industrial	$17,257	$19,094	$—	$13,112	$—	$—
Commercial & industrial, held for sale	1,125	2,252		1,987
CRE owner occupied	22,586	42,558	—	18,650	—	—
CRE owner occupied, held for sale	5,596	17,091		11,217
CRE non-owner occupied	5,305	6,979	—	5,379	—	—
CRE non-owner occupied, held for sale	5,428	9,583		5,269
Land and development	20,649	31,333	—	22,321	—	—
Land and development, held for sale	589	2,124		1,255
Consumer:
Residential real estate	5,428	5,852	—	4,176	—	—
Home Equity Lines of Credit	3,582	4,610	—	2,443	—	—
Home Equity Term Loans	1,174	1,285	—	864	—	—
Other	631	1,395	—	193	—	—

With an allowance recorded:
Commercial:
CRE owner occupied	4,649	8,779	649	4,675	—	—
Land and development	997	1,013	302	287	—	—
Consumer:
Residential Real Estate	184	194	98	67	—	—
Total commercial	$84,181	$140,806	$951	$84,152	$—	$—
Total consumer	$10,999	$13,336	$98	$7,743	$—	$—

In accordance with FASB ASC 310, those impaired loans for which the collateral is sufficient to support the outstanding principal do not result in a specific allowance for loan losses. Included in impaired loans at December 31, 2014 were three TDRs for which the collateral is sufficient to support the outstanding principal, one of which was in accruing status. In addition, one of the TDRs at December 31, 2014 included a commitment to lend additional funds of $91 thousand as of December 31, 2014.

There were no new TDR agreements entered into during the twelve months ended December 31, 2014. The following table presents an analysis of the Company’s TDR agreements entered into during the twelve months ended December 31, 2013 and 2012:

Troubled Debt Restructurings for the Twelve Months Ended December 31, 2013
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Commercial and industrial	1	$1,417	$1,392
CRE owner occupied	1	413	406
Residential real estate	1	199	197

Troubled Debt Restructurings for the Twelve Months Ended December 31, 2012
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
CRE owner occupied	1	$8,955	$8,955
CRE owner occupied	1	272	265
Residential real estate	1	371	413

The following tables present information regarding the types of concessions granted on loans that were restructured during the twelve months ended December 31, 2013 and 2012:

Troubled Debt Restructurings for the Twelve Months Ended December 31, 2013
	Number of Contracts	Concession Granted
Commercial and industrial	1	Modified principal repayment terms.
CRE owner occupied	1	Interest rate concession.
Residential real estate	1	Modified term debt to interest only for a 6 month period.

Troubled Debt Restructurings for the Twelve Months Ended December 31, 2012
	Number of Contracts	Concession Granted
CRE Owner occupied	1	Reduction in the outstanding principal balance.
CRE non-owner occupied	1	Interest rate concession.
Land and development	1	Interest rate concession.

During the twelve months ended December 31, 2014 and 2013, the Company did not have any TDR agreements that had subsequently defaulted that were entered into within the respective preceding twelve months. The residential real estate TDR as of December 31, 2013 returned to accrual status during 2014.

Troubled Debt Restructurings That Subsequently Defaulted For the Year Ended December 31, 2012
	Number of Contracts	Outstanding Recorded Investment
Land and development	1	$748

The following tables present the Company’s distribution of risk ratings loan portfolio, segregated by class, as of December 31, 2014, 2013 and 2012:

Credit Quality Indicators As of December 31, 2014
Credit Risk by Internally Assigned Grade
	Commercial				Consumer
	Commercial & industrial	CRE owner occupied	CRE non- owner occupied	Land and development	Home equity lines of credit	Home equity term loans	Residential real estate	Other
Grade:
Pass	$235,985	$267,018	$451,921	$70,018	$155,084	$16,819	$272,044	$5,902
Special Mention	6,304	6,669	—	—	—	—	—	—
Substandard	205	4,964	9,710	138	1,842	420	4,949	152
Doubtful	—	—	—	—	—	—	—	—

Total	$242,494	$278,651	$461,631	$70,156	$156,926	$17,239	$276,993	$6,054

Credit Quality Indicators As of December 31, 2013
	Commercial				Consumer
	Commercial & industrial	CRE owner occupied	CRE non- owner occupied	Land and development	Home equity lines of credit	Home equity term loans	Residential real estate	Other
Grade:
Pass	$415,875	$407,486	$550,426	$61,303	$181,796	$24,016	$299,625	$29,994
Special Mention	37,064	17,741	9,464	494	—	—	—	—
Substandard	25,372	41,051	16,194	2,509	6,682	1,263	5,927	809
Doubtful	423	2,164	—	—				26

Total	$478,734	$468,442	$576,084	$64,306	$188,478	$25,279	$305,552	$30,829

Credit Quality Indicators As of December 31, 2012
	Commercial				Consumer
	Commercial & industrial	CRE owner occupied	CRE non- owner occupied	Land and development	Home equity lines of credit	Home equity term loans	Residential real estate	Other
Grade:
Pass	$479,983	$456,576	$544,645	$32,791	$200,429	$29,561	$265,139	$37,561
Special Mention	36,233	19,955	24,885	—	—	—	—	—
Substandard	40,750	51,294	15,327	23,128	7,291	1,281	8,274	1,057

Total	$556,966	$527,825	$584,857	$55,919	$207,720	$30,842	$273,413	$38,618

The Company’s primary tool for assessing risk when evaluating a credit in terms of its underwriting, structure, documentation and eventual collectability is a risk rating system in which the loan is assigned a numeric value. Behind each numeric category is a defined set of characteristics reflective of the particular level of risk.

The risk rating system is based on a fourteen point grade using a two-digit scale. The upper seven grades are for “pass” categories, the middle grade is for the “criticized” category, while the lower six grades represent “classified” categories which are equivalent to the guidelines utilized by the OCC.

The portfolio manager is responsible for assigning, maintaining, and documenting accurate risk ratings for all commercial loans and commercial real estate loans. The portfolio manager assigns a risk rating at the inception of the loan, reaffirms it annually, and adjusts the rating based on the performance of the loan. As part of the loan review process, a regional credit officer will review risk ratings for accuracy. The portfolio manager’s risk rating will also be reviewed periodically by the loan review department and the Bank’s regulators.

To calculate risk ratings in a consistent fashion, the Company uses a Risk Rating Methodology that assesses quantitative and qualitative components which include elements of the Company’s financial condition, abilities of management, position in the market, collateral and guarantor support and the impact of changing conditions. When combined with professional judgment, an overall risk rating is assigned.

The following tables present the Company’s analysis of past due loans, segregated by class of loans, as of December 31, 2014, 2013 and 2012:

Aging of Receivables
As of December 31, 2014
	30-59 Days Past Due	60-89 Days Past Due	90 Days Past Due	Total Past Due	Current	Total Financing Receivables	Loans 90 Days Past Due and Accruing
Commercial:
Commercial & industrial	$4,212	$105	$151	$4,468	$238,026	$242,494	$—
CRE owner occupied	1,685	23	1,321	3,029	275,622	278,651	—
CRE non-owner occupied	2,786	166	—	2,952	458,679	461,631	—
Land and development	—	—	140	140	70,016	70,156	—
Consumer:
Home equity lines of credit	2,001	903	796	3,700	153,226	156,926	—
Home equity term loans	254	188	147	589	16,650	17,239	—
Residential real estate	4,183	670	3,719	8,572	268,421	276,993	—

Other	45	12	136	193	5,861	6,054	—

Total	$15,166	$2,069	$6,411	$23,643	$1,486,501	$1,510,144	$—

Aging of Receivables
As of December 31, 2013
	30-59 Days Past Due	60-89 Days Past Due	90 Days Past Due	Total Past Due	Current	Total Financing Receivables	Loans 90 Days Past Due and Accruing
Commercial:
Commercial & industrial	$9,149	$2,726	$3,452	$15,327	$463,407	$478,734	$—
CRE owner occupied	4,901	5,865	3,753	14,519	453,923	468,442	—
CRE non-owner occupied	899	4,661	1,070	6,630	569,454	576,084	—
Land and development	—	—	2,512	2,512	61,794	64,306	—
Consumer:
Home equity lines of credit	3,030	1,457	2,324	6,811	181,667	188,478	—
Home equity term loans	1,032	223	825	2,080	23,199	25,279	—
Residential real estate	12,776	1,927	1,086	15,789	289,763	305,552	—

Other	340	202	378	920	29,909	30,829	—

Total	$32,127	$17,061	$15,400	$64,588	$2,073,116	$2,137,704	$—

Aging of Receivables
As of December 31, 2012
	30-59 Days Past Due	60-89 Days Past Due	90 Days Past Due	Total Past Due	Current	Total Financing Receivables	Loans 90 Days Past Due and Accruing
Commercial:
Commercial & industrial	$3,192	$797	$2,350	$6,339	$550,627	$556,966	$—
CRE owner occupied	5,828	223	10,811	16,862	510,963	527,825	—
CRE non-owner occupied	4,037	1	2,974	7,012	577,845	584,857	—
Land and development	3,823	—	12,139	15,962	39,957	55,919	—
Consumer:
Home equity lines of credit	2,296	880	2,518	5,694	202,026	207,720	—
Home equity term loans	960	340	972	2,272	28,570	30,842	—
Residential real estate	8,387	328	5,288	14,003	259,410	273,413	—
Other	599	273	499	1,371	37,247	38,618	—

Total	$29,122	$2,842	$37,551	$69,515	$2,206,645	$2,276,160	$—